Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	$ 28,791	$ 35,865
Commitments to grant loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	5,578	12,397
Unadvanced portion of construction loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	4,439	5,945
Unfunded commitments under lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	$ 18,774	$ 17,523